Apr. 03, 2017
Hanlon Tactical Dividend and Momentum Fund
HANLON TACTICAL DIVIDEND AND MOMENTUM FUND

HANLON TACTICAL DIVIDEND AND MOMENTUM FUND

Class A HTDAX

Class C HTDCX

Class I HTDIX

Class R HTDRX

Investor Class HTDVX

A Series of Two Roads Shared Trust

Supplement dated April 3, 2017

to the Prospectus for the Hanlon Tactical Dividend and Momentum Fund (the “Fund”) dated November 28, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1) Effective April 3, 2017, the following replace in its entirety the sections entitled “Principal Investment Strategies“ and “Principal Investment Risks” beginning on pgs. 5 and 6 of the Prospectus and supersedes any other contrary information in the Prospectus.

Principal Investment Strategies: The Fund follows, when appropriate, a rules-based investment strategy, that includes both a sector tactical overlay and ranking selection strategy among the ten major economic sectors in the U.S. economy. The Adviser may also exercise its discretion in applying the rules based investment strategy, when, in its opinion, a discretionary management approach would be more appropriate. These ten sectors include: consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; real estate and utilities.

When the tactical algorithms determine that a sector is on a “buy,” the Fund may invest in any number of the highest dividend yielding and highest momentum stocks from that particular sector. Dividend yield is determined as the total of all trailing 12-month regular dividends, divided by the current market price for each stock. A ranking by dividend yield of all stocks in the sector is made and the highest dividend stocks may be selected. Momentum is determined by a proprietary factor calculation of the rate of change for each stock over the prior 64 day and prior 18 day time periods. A ranking by momentum of all stocks in the sector is made and the top momentum based stocks may be selected. The Adviser selects the stocks as of the date of the initial investment or tactical reinvestment in the sector. The Adviser may also elect to remove or replace any number of the stocks at any time. When a sector is on a buy, the Adviser may invest all or a portion of the allocation into that sector, up to its market cap weighting, into any combination and weighting of individual stocks or Exchange Traded Funds (“ETFs”). When all ten sectors are on a buy, the Fund may be fully invested in a combination of stocks and ETFs in each sector.    Under these circumstances, the Fund will invest up to a market cap weighted amount of its assets in each of the ten sectors. The market cap weight amount of each sector shall be determined by the percentage that the individual sector is represented in the S&P 500   Index   as of the end of the previous calendar month. Under certain circumstances, the Fund may be over weighted in one or more sectors because of market appreciation or if the Adviser believes that different weightings are appropriate. The Adviser may also choose to invest into the entire sector by buying an ETF representing all constituent stocks of that sector that are in the S&P 500 or in one or more ETFs representing a portion of a sector  .

When the tactical algorithms and the Adviser, in its discretion, determines that a sector is not on a “buy,” the Fund will move to a defensive position with respect to that sector, and will hold cash and/or cash equivalents instead of investing in stocks or ETFs from the sector. When none of the sectors is on a buy, the Fund will be fully defensive, meaning that all of the Fund’s assets will be invested in cash and/or cash equivalents. Accordingly, the Fund may invest all or a substantial portion of its assets in cash and/or cash equivalents, and may invest in a smaller number of holdings.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

o	Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

o	Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

•	Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

•	Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and, as a result, the Fund’s performance may be adversely impacted by events or developments affecting a sector or group of sectors.

•	Small Number of Holdings Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.

•	Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate.

•	Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•	Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

•	Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

•	Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•	Limited History of Operations. The Fund has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

•	Technology Securities Risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

•	Real Estate Securities Risk is the risk that investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets.

•	REIT Risk is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. Although the Fund will not invest directly in REITs, certain of the ETFs in which the Fund may invest may purchase REITs.

•	Utilities Industry Risk is the risk that securities of utility companies, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing nonregulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings.

•	Large Capitalization Risk is the risk that large cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

2) Effective April 3, 2017, the following replaces in its entirety the section under “Hanlon Tactical Dividend and Momentum Fund” in the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS” beginning on page 8 of the Prospectus and supersedes any other contrary information in the Prospectus:

Investment Objective: The Hanlon Tactical Dividend and Momentum Fund seeks to provide capital appreciation and current income. The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies: The Fund follows, when appropriate, a rules-based investment strategy, that includes both a sector tactical overlay and ranking selection strategy among the ten major economic sectors in the U.S. economy. The Adviser may also exercise its discretion in applying the rules based investment strategy, when, in its opinion, a discretionary management approach would be more appropriate. These ten sectors include: consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; real estate and utilities.

When the tactical algorithms determine that a sector is on a “buy,” the Fund may invest in any number of the highest dividend yielding and highest momentum stocks from that particular sector. Dividend yield is determined as the total of all trailing 12-month regular dividends, divided by the current market price for each stock. A ranking by dividend yield of all stocks in the sector is made and the highest dividend stocks may be selected. Momentum is determined by a proprietary factor calculation of the rate of change for each stock over the prior 64 day and prior 18 day time periods. A ranking by momentum of all stocks in the sector is made and the top momentum based stocks may be selected. The Adviser selects the stocks as of the date of the initial investment or tactical reinvestment in the sector. The Adviser may also elect to remove or replace any number of the stocks at any time. When a sector is on a buy, the Adviser may invest all or a portion of the allocation into that sector, up to its market cap weighting, into any combination and weighting of individual stocks or Exchange Traded Funds (“ETFs”). When all ten sectors are on a buy, the Fund may be fully invested in a combination of stocks and ETFs in each sector.    Under these circumstances, the Fund will invest up to a market cap weighted amount of its assets in each of the ten sectors. The market cap weight amount of each sector shall be determined by the percentage that the individual sector is represented in the S&P 500   Index   as of the end of the previous calendar month. Under certain circumstances, the Fund may be over weighted in one or more sectors because of market appreciation or if the Adviser believes that different weightings are appropriate. The Adviser may also choose to invest into the entire sector by buying an ETF representing all constituent stocks of that sector that are in the S&P 500 or in one or more ETFs representing a portion of a sector  .

When the tactical algorithms and the Adviser, in its discretion, determines that a sector is not on a “buy,” the Fund will move to a defensive position with respect to that sector, and will hold cash and/or cash equivalents instead of investing in stocks or ETFs from the sector. When none of the sectors is on a buy, the Fund will be fully defensive, meaning that all of the Fund’s assets will be invested in cash and/or cash equivalents. Accordingly, the Fund may invest all or a substantial portion of its assets in cash and/or cash equivalents, and may invest in a smaller number of holdings.

3) Effective April 3, 2017, the following is added to the section under “Principal Risk Factors” in the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS” beginning on page 8 of the Prospectus:

Technology Securities Risk (Hanlon Tactical Dividend and Momentum Fund only) is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Real Estate Securities Risk (Hanlon Tactical Dividend and Momentum Fund only) is the risk that investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets.

REIT Risk (Hanlon Tactical Dividend and Momentum Fund only) is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. Although the Fund will not invest directly in REITs, certain of the ETFs in which the Fund may invest may purchase REITs.

Utilities Industry Risk (Hanlon Tactical Dividend and Momentum Fund only) is the risk that securities of utility companies, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing nonregulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings.

Large Capitalization Risk (Hanlon Tactical Dividend and Momentum Fund only) is the risk that large cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

________________________________________

This Supplement, and the Prospectus dated November 28, 2016, provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference and can be obtained without charge by calling 1-844-828-3212.

Principal Investment Strategies

The Fund follows, when appropriate, a rules-based investment strategy, that includes both a sector tactical overlay and ranking selection strategy among the ten major economic sectors in the U.S. economy. The Adviser may also exercise its discretion in applying the rules based investment strategy, when, in its opinion, a discretionary management approach would be more appropriate. These ten sectors include: consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; real estate and utilities.

When the tactical algorithms determine that a sector is on a “buy,” the Fund may invest in any number of the highest dividend yielding and highest momentum stocks from that particular sector. Dividend yield is determined as the total of all trailing 12-month regular dividends, divided by the current market price for each stock. A ranking by dividend yield of all stocks in the sector is made and the highest dividend stocks may be selected. Momentum is determined by a proprietary factor calculation of the rate of change for each stock over the prior 64 day and prior 18 day time periods. A ranking by momentum of all stocks in the sector is made and the top momentum based stocks may be selected. The Adviser selects the stocks as of the date of the initial investment or tactical reinvestment in the sector. The Adviser may also elect to remove or replace any number of the stocks at any time. When a sector is on a buy, the Adviser may invest all or a portion of the allocation into that sector, up to its market cap weighting, into any combination and weighting of individual stocks or Exchange Traded Funds (“ETFs”). When all ten sectors are on a buy, the Fund may be fully invested in a combination of stocks and ETFs in each sector. Under these circumstances, the Fund will invest up to a market cap weighted amount of its assets in each of the ten sectors. The market cap weight amount of each sector shall be determined by the percentage that the individual sector is represented in the S&P 500 Index as of the end of the previous calendar month. Under certain circumstances, the Fund may be over weighted in one or more sectors because of market appreciation or if the Adviser believes that different weightings are appropriate. The Adviser may also choose to invest into the entire sector by buying an ETF representing all constituent stocks of that sector that are in the S&P 500 or in one or more ETFs representing a portion of a sector.

When the tactical algorithms and the Adviser, in its discretion, determines that a sector is not on a “buy,” the Fund will move to a defensive position with respect to that sector, and will hold cash and/or cash equivalents instead of investing in stocks or ETFs from the sector. When none of the sectors is on a buy, the Fund will be fully defensive, meaning that all of the Fund’s assets will be invested in cash and/or cash equivalents. Accordingly, the Fund may invest all or a substantial portion of its assets in cash and/or cash equivalents, and may invest in a smaller number of holdings.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

o Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

o Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and, as a result, the Fund’s performance may be adversely impacted by events or developments affecting a sector or group of sectors.

• Small Number of Holdings Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate.

• Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Limited History of Operations. The Fund has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

• Technology Securities Risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

• Real Estate Securities Risk is the risk that investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets.

• REIT Risk is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. Although the Fund will not invest directly in REITs, certain of the ETFs in which the Fund may invest may purchase REITs.

• Utilities Industry Risk is the risk that securities of utility companies, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing nonregulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings.

• Large Capitalization Risk is the risk that large cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.